Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Current Assets
Cash	$ 147,339,721	$ 90,156,821
Receivables	1,156,922	1,041,582
Inventory	7,711,812	3,903,139
Prepaids and Deposits	3,356,456	4,757,100
Total current assets	159,564,911	99,858,642
Non-current Assets
Equipment	1,314,092	1,192,074
Intangible assets	34,307	36,112
Investments	28,571	71,429
Right of use assets	193,935	229,616
TOTAL ASSETS	161,135,816	101,387,873
Current Liabilities
Trade payables and accrued liabilities	4,260,247	3,397,343
Customer deposits	317,034	417,641
Deferred income	176,663	165,237
Derivative liability	329,101	492,470
Lease liabilities	125,926	143,624
Total current liabilities	5,208,971	4,616,315
Non-current Liabilities
Deferred Income	37,428	44,512
Lease liabilities	106,977	130,251
TOTAL LIABILITIES	5,353,376	4,791,078
SHAREHOLDERS’ EQUITY
Share capital	291,374,851	229,698,507
Reserves - share-based payments	10,568,042	7,347,457
Reserves - warrants	126,534	126,534
Accumulated deficit	(146,075,774)	(140,446,908)
Accumulated other comprehensive loss	(211,213)	(128,795)
TOTAL SHAREHOLDERS’ EQUITY	155,782,440	96,596,795
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 161,135,816	$ 101,387,873